Leasing (Details) - USD ($)	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Sep. 30, 2022
Leasing [Abstract]
Weighted average discount rate	3.65%	3.30%
Weighted average remaining lease term	6 years 29 days	4 years 11 months 15 days
Right of use assets	$ 624,945	$ 661,799
Lease liabilities current	187,214	174,777
Lease liabilities non current	439,854	$ 496,048
Lease expenses	$ 191,270